Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Mar. 14, 2017
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2017